Significant Accounting Policies (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of condensed balance sheets are reconciled
Gross proceeds	$345,000,000
Less:
Proceeds allocated to public warrants	(11,960,000)
Issuance costs related to Class A ordinary shares	(19,450,398)
Plus:
Accretion of carrying value to redemption value	31,410,398
Contingently redeemable Class A ordinary shares	$345,000,000

Gross proceeds	$345,000,000
Less:
Proceeds allocated to public warrants	(11,960,000)
Issuance costs related to Class A ordinary shares	(19,450,398)
Plus:
Accretion of carrying value to redemption value	31,410,398
Contingently redeemable Class A ordinary shares	$345,000,000

Schedule of basic and diluted income (loss) per ordinary share
	For the Three Months Ended March 31, 2022	For the Three Months Ended March 31, 2021
Ordinary shares subject to possible redemption
Numerator:
Net income (loss) allocable to Class A ordinary shares subject to possible redemption	$ 2,418,332	$ (510,888)
Denominator:
Weighted Average Redeemable Class A ordinary shares, Basic and Diluted	34,500,000	5,039,326
Basic and Diluted net income (loss) per share, Redeemable Class A ordinary shares	$0.07	$(0.10)
Non-Redeemable Ordinary shares
Numerator:
Net income (loss) allocable to Class B ordinary shares not subject to redemption	$ 604,583	$ (673,069)
Denominator:
Weighted Average Non-Redeemable Ordinary shares, Basic and Diluted	8,625,000	6,639,045
Basic and diluted net income (loss) per share, ordinary shares	$0.07	$(0.10)

	For the year ended December 31, 2021	For the period from December 8, 2020 (inception) through December 31, 2020
Ordinary shares subject to possible redemption
Numerator:
Net loss allocable to Class A ordinary shares subject to possible redemption	$(11,115,177)	$—
Denominator:
Weighted Average Redeemable Class A ordinary shares, Basic and Diluted	27,316,438	—
Basic and Diluted net loss per share, Redeemable Class A ordinary shares	$(0.41)	$—

Non-Redeemable Ordinary shares
Numerator:
Net loss allocable to Class B ordinary shares not subject to redemption	$(3,312,508)	$—
Denominator:
Weighted Average Non-Redeemable Ordinary shares, Basic and Diluted	8,140,753	—
Basic and diluted net loss per share, ordinary shares	$(0.41)	$—